Subsequent Events	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

11.	Subsequent Events
Management has performed an evaluation of subsequent events through August 16, 2021 of the financial statements, noting no items which require adjustment or disclosure other than those set forth in the notes to the financial statements.
On July 22, 2021 (the “Closing Date”), the Company consummated the previously announced business combination (the “Business Combination”) pursuant to that certain Agreement and Plan of Merger, dated February 7, 2021 (the “Merger Agreement”), by and among the Company, Maker Merger Sub, Inc. (“First Merger Sub”), a direct, wholly owned subsidiary of the Company, Maker Merger Sub II, LLC (“Second Merger Sub”), a direct, wholly owned subsidiary of the Company, and Matterport, Inc. (“Legacy Matterport”).
In connection with the consummation of the Business Combination (the “Closing”), the Company changed its name from Gores Holdings VI, Inc. to Matterport, Inc. As a result of the Business Combination and the other transactions contemplated by the Merger Agreement, First Merger Sub merged with and into Legacy Matterport, with Legacy Matterport continuing as the surviving corporation (the “First Merger”), and immediately following the First Merger and as part of the same overall transaction as the First Merger, Legacy Matterport merged with and into Second Merger Sub, with Second Merger Sub continuing as the surviving entity as a wholly owned subsidiary of the Company, under the new name “Matterport Operating, LLC” (the “Mergers”).
As a result of the First Merger, each share of outstanding capital stock of Legacy Matterport was cancelled and converted into the right to receive the merger consideration in accordance with the terms of the Merger Agreement, with the Company owning 100% of the outstanding capital stock of Legacy Matterport as the surviving corporation of the First Merger (the “Surviving Corporation”). As a result of the Second Merger, the Company owns 100% of the outstanding interests in the surviving entity of the Second Merger (the “Surviving Entity”). Following the closing of the Business Combination, the Company owns, directly or indirectly, all of the issued and outstanding equity interests in the Surviving Entity and its subsidiaries, and the stockholders of Legacy Matterport as of immediately prior to the effective time of the First Merger (the “Matterport Stockholders”) hold a portion of our Class A Common Stock.
The aggregate merger consideration paid in connection with the Business Combination was 218,875,000 shares of Class A Common Stock (the “Aggregate Company Stock Consideration”). Holders of shares of Legacy Matterport’s common stock, par value $0.001 per share (“Matterport Stock”), are entitled to receive a number of newly issued shares of Class A Common Stock equal to the Aggregate Company Stock Consideration, divided by the sum of, without duplication, (a) the aggregate number of shares of Matterport Stock issued and outstanding and issuable upon conversion of Matterport’s Preferred Stock, each series with a par value of $0.001 per share (the “Matterport Preferred Stock”), plus (b) the aggregate number of shares of Matterport Stock issuable upon the exercise or settlement of all (i) options to purchase Matterport Stock granted pursuant to Matterport’s Amended and Restated 2011 Stock Incentive Plan (the “Stock Incentive Plan”), whether vested or unvested (the “Matterport Stock Options”), but excluding any Matterport Stock Options that have an exercise price equal to or greater than the cash equivalent of the Per Share Matterport Stock Consideration (as defined below), and (ii) restricted stock units covering shares of Matterport Stock granted pursuant to the Stock Incentive Plan, whether vested or unvested (the “Matterport RSUs”), in each case of clauses “(i)” and “(ii),” outstanding as of immediately prior to the effective time of the First Merger (the “Matterport Stock Adjusted Fully Diluted Shares”
and, such quotient, the “Per Share Matterport Stock Consideration”). Holders of shares of Matterport’s Preferred Stock are entitled to receive a number of shares of newly issued Class A Stock equal to the Per Share Matterport Stock Consideration multiplied by the number of shares of Matterport Stock issuable upon conversion of such share of Matterport Preferred Stock as of immediately prior to the effective time of the First Merger (the “Per Share Matterport Preferred Stock Consideration”). No fractional shares of Class A Stock were issued in connection with the Business Combination. In lieu of the issuance of any fractional shares, Matterport Stockholder who otherwise would have been entitled to receive such fractional share received an amount in cash, without interest, rounded down to the nearest cent, equal to the product of (i) the amount of the fractional share interest in a share of Class A Common Stock to which such Matterport Stockholder otherwise would have been entitled multiplied by (ii) $10.00.
In addition to the consideration to be paid at the closing of the Business Combination, Matterport Stockholders (to the extent entitled to consideration) are entitled to receive their pro rata share of an additional number of earn-out
shares, issuable in shares of Class A Common Stock and subject to the terms provided in the Merger Agreement (the
“Earn-Out
Shares”), up to an aggregate of 23,460,000 shares of Class A Common Stock collectively issuable to all Matterport Stockholders; provided, that
Earn-Out
Shares shall be issued to holders of Matterport RSUs and holders of Matterport Stock Options only if such holder continues to provide services (whether as an employee, director or individual independent contractor) to the Company or one of its subsidiaries through the date of the occurrence of the triggering event that causes such
Earn-Out
Shares to become issuable.
In connection with the Closing, the Founder Shares automatically converted into shares of Class A Common Stock on a one-for-one
basis and continue to be subject to the transfer restrictions applicable to the Founder Shares.
Pursuant to subscription agreements entered into in connection with the Merger Agreement (collectively, the “Subscription Agreements”), certain investors agreed to subscribe for an aggregate of 29,500,000 newly issued shares of Class A Stock at a purchase price of $10.00 per share for an aggregate purchase price of $295,000,000 (the “PIPE Investment”). At the Closing, the Company consummated the PIPE Investment.
In connection with the Business Combination, holders of 93,917 shares of Class A Common Stock exercised their rights to redeem those shares for cash at an approximate price of $10.0009 per share, for an aggregate of approximately $939,258, which was paid to such holders on the Closing Date.
Immediately after giving effect to the Mergers, the redemptions described above, the PIPE Investment and the conversion of all 8,625,000 outstanding Founder Shares into shares of Class A Common Stock on a one-for-one
basis, there were 291,406,633 shares of Common Stock, consisting of 241,956,549 of Class A Common Stock issued and outstanding, options to purchase an aggregate of 45,399,537 shares of Class A Common Stock and restricted stock units covering an aggregate of 4,049,547 shares of Class A Common Stock. Upon the Closing, the Company’s Class A Common Stock and the Company’s Public Warrants began trading on the Nasdaq Global Market (“Nasdaq”) under the symbols “MTTR” and “MTTRW,” respectively, and the Company’s public units automatically separated into their component securities and, as a result, no longer trade as a separate security and were delisted from Nasdaq.

1 2 .	Subsequent Events
Management has performed an evaluation of subsequent events through May 18, 2021 of the financial statements, noting no items which require adjustment or disclosure other than those set forth in the
p
receding notes to the financial statements.